Note 1 - Basis of Presentation and General Information (Detail) - Management Fees Paid to Related Parties and Management Fees Paid to Third Parties (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Management Fees –Related Parties
Management fees - related parties	$ 2,345,000	$ 5,730,000	$ 3,131,000
Management Fees –Third Parties
Management fees - third parties		439,000	159,000
Central Mare [Member]
Management Fees –Related Parties
Management fees - related parties	2,345,000	5,575,000	1,666,000
Titan Owning Company Ltd. [Member]
Management Fees –Related Parties
Management fees - related parties			138,000
International Ship [Member]
Management Fees –Related Parties
Management fees - related parties		155,000
Total [Member]
Management Fees –Related Parties
Management fees - related parties	2,345,000	5,730,000	1,804,000
ST Shipping and Transport Pte. Limited [Member]
Management Fees –Third Parties
Management fees - third parties		10,000	9,000
Titan Owning Company Ltd. [Member]
Management Fees –Third Parties
Management fees - third parties		384,000
Heidmar Inc [Member]
Management Fees –Third Parties
Management fees - third parties		45,000
Interorient [Member]
Management Fees –Third Parties
Management fees - third parties			11,000
V. Ships Management Limited [Member]
Management Fees –Third Parties
Management fees - third parties			99,000
Total [Member]
Management Fees –Third Parties
Management fees - third parties		$ 439,000	$ 119,000